Exception Type	Exception Grade	Exception	Open Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	47	0	0	0	47
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	20	0	0	0	20
		Cease and Desist Request Received From Mortgagor or 3rd Party	14	0	0	0	14
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	6	0	0	0	6
		Title Issue -	6	0	0	0	6
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	5	0	0	0	5
		RFD - Borrower Illness	5	0	0	0	5
		Written Dispute - No indication servicer responded to outstanding dispute in writing	4	0	0	0	4
		Verbal Dispute - No indication servicer ever responded and appears issue still active	3	0	0	0	3
		Collection Comments - Incomplete -	1	0	0	0	1
		Delinquent HOA Fees	1	0	0	0	1
		Delinquent HOA Fees - Superlien State	1	0	0	0	1
		Delinquent Taxes - Sale occurred and loan is past redemption period; possible loss of lien	1	0	0	0	1
		There are indications of fraud on the loan.	1	0	0	0	1
		Total Credit Grade (3) Exceptions:	115	0	0	0	115